Income Taxes - Schedule Of The Beginning And Ending Amount Of Gross Unrecognized Tax Benefits (Detail)(Parenthetical)	Dec. 31, 2023 USD ($)
Maximum [Member]
Income Tax Examination [Line Items]
Signifiacnt change in unrecognized tax benefits is reasonably possible amount of unrecorded benefit	$ 49,255
Minimum [Member]
Income Tax Examination [Line Items]
Signifiacnt change in unrecognized tax benefits is reasonably possible amount of unrecorded benefit	$ 0